                           PLAN INVESTMENT FUND, INC.

                                   PROSPECTUS


                                 April 30, 2003


     Plan Investment Fund is a mutual fund which is open only to members and licensees of the Blue Cross and Blue Shield Association and certain related organizations. The Fund offers participation certificates in two separate investment portfolios:

     - The Government/REPO Portfolio -- a money market fund which seeks a high level of current income by investing in U.S. Government obligations and repurchase agreements relating to such obligations.

     - The Money Market Portfolio -- a money market fund which seeks a high level of current income by investing in U.S. Government, bank and commercial obligations.


     For information or new account applications, call BCS Financial Services Corporation (toll free) at (800) 621-9215. To place purchase or redemption orders, or to request yield information, call PFPC Inc. at (800) 821-9771.


     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS


                                                                PAGE
                                                                ----
RISK/RETURN SUMMARY.........................................      3
  Investment Objectives.....................................      3
  Principal Investment Strategies...........................      3
  Principal Risks...........................................      3
  Performance Information...................................      4
  Fees and Expenses.........................................      6

INVESTMENT OBJECTIVES AND STRATEGIES........................      7

PRINCIPAL RISK FACTORS......................................      9

MANAGEMENT OF THE FUND......................................     10

SHAREHOLDER INFORMATION.....................................     11
  Pricing of Participation Certificates.....................     11
  Purchase of Participation Certificates....................     11
  Redemption of Participation Certificates..................     12
  Payment in Kind...........................................     12
  Dividends and Distributions...............................     12

TAXES.......................................................     13

FINANCIAL HIGHLIGHTS........................................     13

WHERE TO FIND MORE INFORMATION..............................     16

                              RISK/RETURN SUMMARY


INVESTMENT OBJECTIVE


     GOVERNMENT/REPO PORTFOLIO: This Portfolio is a money market fund which seeks a high level of current income and stability of principal. This Portfolio seeks an annual return at least equal to the yield on overnight repurchase agreements collateralized by U.S. Treasury obligations.



     MONEY MARKET PORTFOLIO: This Portfolio is a money market fund which seeks a high level of current income and stability of principal. This Portfolio seeks an annual return at least equal to the 91 day U.S. Treasury bill bond equivalent yield.


PRINCIPAL INVESTMENT STRATEGIES

     GOVERNMENT/REPO PORTFOLIO: This Portfolio invests in U.S. Government obligations and repurchase agreements relating to such obligations which provide for repayment within one year after purchase. The investments in the Government/REPO Portfolio are very short-term. The average maturity of investments in this Portfolio will not exceed seven days.


     MONEY MARKET PORTFOLIO: This Portfolio invests in U.S. Government, bank and commercial obligations and repurchase agreements relating to such obligations which provide for repayment within 397 days after purchase. The investments in the Money Market Portfolio are also very short-term, although they may have longer maturities than investments in the Government/REPO Portfolio. The average maturity of investments in this Portfolio will not exceed 90 days.


PRINCIPAL RISKS

     GOVERNMENT/REPO AND MONEY MARKET PORTFOLIOS: Although the Government/REPO Portfolio and the Money Market Portfolio invest in securities which their investment advisor, BlackRock Institutional Management Corporation ("BlackRock" or the "Advisor"), believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. While these Portfolios seek to maintain a constant net asset value of $1.00 per participation certificate, they are subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. An investment in the Government/REPO Portfolio or the Money Market Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Government/REPO Portfolio and the Money Market Portfolio each seek to preserve a net asset value of $1.00 per participation certificate, it is possible to lose money by investing in these Portfolios.

PERFORMANCE INFORMATION

     The Bar Charts and Tables below show the annual return and long-term performance of the Portfolios, and indicates the return volatility associated with an investment in the Portfolios. The Bar Chart for each Portfolio shows how the performance of the Portfolio has varied from year to year for the last ten years, or the life of the Portfolio, if shorter. The Table for each Portfolio shows that Portfolio's average annual return for one, five and ten years, or the life of the Portfolio, if shorter. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of the Portfolios does not necessarily indicate how they will perform in the future.

                           GOVERNMENT/REPO PORTFOLIO
                     ANNUALIZED TOTAL RETURNS FOR EACH YEAR
[PERFORMANCE GRAPH]

                                                                       GOVERNMENT/REPO PORTFOLIO
                                                                       -------------------------
1996                                                                             5.42
1997                                                                             5.57
1998                                                                             5.48
1999                                                                             5.05
2000                                                                             6.37
2001                                                                             3.90
2002                                                                             1.62


     During the period shown in the Bar Chart, the highest quarterly return for the Government/REPO Portfolio was 6.77% (for the quarter ended September 30,
2000) and the lowest quarterly return was 1.40% (for the quarter ended December 31, 2002).



                AVERAGE ANNUAL TOTAL RETURNS
                  (FOR THE PERIODS ENDING                         PAST         PAST         LIFE OF
                     DECEMBER 31, 2002)                         ONE YEAR    FIVE YEARS    PORTFOLIO(1)
                ----------------------------                    --------    ----------    ------------
Government/REPO Portfolio...................................     1.62%         4.47          4.86%


-------------------------

(1) Since June 1, 1995 commencement of operations



     The Government/REPO Portfolio seven day average yield as of December 31, 2002 was 1.18%. You may obtain this Portfolio's current seven-day yield by calling (800) 451-1188.

                             MONEY MARKET PORTFOLIO
                     ANNUALIZED TOTAL RETURNS FOR EACH YEAR
[PERFORMANCE GRAPH]

                                                                        MONEY MARKET PORTFOLIO
                                                                        ----------------------
1993                                                                             3.07
1994                                                                             4.21
1995                                                                             5.97
1996                                                                             5.38
1997                                                                             5.51
1998                                                                             5.42
1999                                                                             5.02
2000                                                                             6.32
2001                                                                             4.12
2002                                                                             1.72


     During the period shown in the Bar Chart, the highest quarterly return for the Money Market Portfolio was 6.70% (for the quarter ended September 30, 2000) and the lowest quarterly return was 1.52% (for the quarter ended December 31, 2002).



AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDING                                           PAST         PAST
DECEMBER 31, 2002)                                              ONE YEAR      5 YEARS      10 YEARS
----------------------------                                    --------      -------      --------
Money Market Portfolio......................................     1.72%         4.51%        4.67%



     The Money Market Portfolio seven-day average yield as of December 31, 2002 was 1.41%. You may obtain this Portfolio's current seven-day yield by calling
(800) 451-1188.

FEES AND EXPENSES

     This table describes the fees and expenses you may pay if you invest in the Portfolios. Plan Investment Fund (the "Fund") does not charge any form of sales load, redemption fee or exchange fee for any of the Portfolios.

     Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets).


                                                                GOVERNMENT REPO    MONEY MARKET
                                                                   PORTFOLIO        PORTFOLIO
                                                                ---------------    ------------
Management Fees.............................................         0.20%            0.16%
Other Expenses..............................................         0.10%            0.08%
                                                                     -----            -----
       Total Annual Portfolio Operating Expenses(1).........         0.30%            0.24%
                                                                     =====            =====


-------------------------

(1) Total Annual Portfolio Operating Expenses for the year ended December 31, 2002, with fee waivers, were 0.10% of average net assets for the Government/REPO Portfolio and 0.22% of average net assets for the Money Market Portfolio. The fee waivers which reduced operating expenses for the Government/REPO Portfolio and the Money Market Portfolio for the year ended December 31, 2002 are voluntary. BlackRock expects to continue this waiver, but can terminate it upon 90 days written notice to the Fund.


EXAMPLES

     These examples are intended to help you compare the cost of investing in the Portfolios with the cost of other mutual fund investments.

     These examples assume that you invest $10,000 in the Portfolios for the time periods indicated and then redeem all of your investments at the end of those periods. The examples also assume that the investments have a 5% return each year and that the respective Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                               ONE YR    THREE YRS    FIVE YRS    TEN YRS
                                                               ------    ---------    --------    -------
Government/REPO Portfolio..................................     $31         $97         $169       $381
Money Market Portfolio.....................................     $25         $77         $135       $306

                      INVESTMENT OBJECTIVES AND STRATEGIES

THE GOVERNMENT/REPO PORTFOLIO

     The Government/REPO Portfolio is a money market fund. The investment objective of the Government/REPO Portfolio is to maximize investment income, with a minimum annual target return equal to the yield on overnight repurchase agreements collateralized by U.S. Treasury obligations, while maintaining sufficient liquidity to accommodate daily withdrawal requests on a same day basis. The Board of Trustees may change the investment objective of the Government/REPO Portfolio without approval of the holders of the participation certificates.

     The Government/REPO Portfolio invests in a broad range of government obligations and repurchase agreements relating to such obligations, having remaining maturities of one year or less, except that items of collateral securing portfolio securities which are subject to repurchase agreements may have maturities exceeding one year. At least 80% of the Government/REPO Portfolio's net assets will be invested at all times in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies, and repurchase agreements relating to such obligations. Prior to any change in the Government/ REPO Portfolio investment policy, the Fund will provide at least 60 days prior notice of such change to the participation certificate holders of the Portfolios. The dollar-weighted average maturity of the Government/ REPO Portfolio will not exceed seven days.

     The Government/REPO Portfolio will only purchase securities that present minimal credit risks as determined by BlackRock and which either have a high quality rating (that is, one of the two highest categories) from a nationally recognized rating agency or, if unrated, are of comparable quality as determined by BlackRock.

THE MONEY MARKET PORTFOLIO

     The Money Market Portfolio is a money market fund. The investment objective of the Money Market Portfolio is to maximize investment income, with a minimum annual target return equal to the 91 day U.S. Treasury bill bond equivalent yield, while maintaining sufficient liquidity to accommodate reasonable daily withdrawal requests on a same day basis. The Board of Trustees may change the investment objective of the Money Market Portfolio without approval of the holders of the participation certificates.

     The Money Market Portfolio invests in a broad range of government, bank and commercial obligations, having remaining maturities of 397 days or less, except that items of collateral securing portfolio securities which are subject to repurchase agreements may have maturities exceeding 397 days. The dollar-weighted average maturity of the Money Market Portfolio will not exceed 90 days.

     The Money Market Portfolio will only purchase securities that present minimal credit risks as determined by BlackRock and which either have a high quality rating (that is, one of the two highest categories) from a nationally recognized rating agency or, if unrated, are of comparable quality as determined by BlackRock.

INVESTMENTS

     Set forth below are the principal investments of the Portfolios, as well as other investments which the Portfolios may make from time to time.

     Both Portfolios may:

     1. Purchase obligations issued by the U.S. Treasury. The Portfolios may also purchase obligations issued or guaranteed by agencies of the U.S. Government.

     2. Enter into repurchase agreements. Under a repurchase agreement, a Portfolio acquires an investment for a short period (usually not more than 60 days), subject to an obligation of the seller to repurchase and the Portfolio to resell the investment at an agreed price and time, which determines the yield during the holding period. The repurchase agreements are fully collateralized by U.S. Government securities.

     3. Enter into reverse repurchase agreements to provide liquidity to meet redemption requests when the sale of portfolio securities is considered to be disadvantageous. Under a reverse repurchase agreement, a Portfolio sells an investment that it holds, subject to an obligation of the Portfolio to repurchase the investment at an agreed price and time. Proceeds of reverse repurchase agreements used to provide liquidity to meet redemption requests may equal no more than five percent of the total assets of the Portfolio. The Fund does not expect the use of reverse repurchase agreements to affect the net asset value of the Portfolios.

     The Money Market Portfolio may:

     1. Purchase bank obligations, such as certificates of deposit, bankers' acceptances, bank notes and time deposits, issued or supported by the credit of U.S. branches of U.S. banks with assets of at least $1 billion, if such obligations meet the Portfolio's maturity limitations and quality standards for corporate debt obligations.

     2. Purchase commercial paper rated (at the time of purchase) at least "A-1" by Standard & Poor's Corporation ("S&P") or "Prime-1" by Moody's Investors Service, Inc. ("Moody's").

     3. Purchase corporate bonds and notes rated (at the time of purchase) at least "AA" by S&P or at least "Aa" by Moody's.

     4. Purchase variable amount master demand notes ("VAMD Notes") issued by corporations, which are unsecured instruments that permit the indebtedness to vary and provide for periodic adjustments in the interest rate. Although such notes normally are considered illiquid and are not traded, the Fund may at any time demand payment from the issuers of the VAMD Notes, in less than seven days, of principal and accrued interest. VAMD Notes typically are not rated by credit rating agencies.

     Neither Portfolio purchases unrated instruments unless that Portfolio's investment advisor has determined the instrument to be of comparable quality to rated instruments which that Portfolio may buy.

     The Fund will:

     - seek to make investments in instruments authorized by the New York State Insurance Department provided such investments also comply with the Fund's Investment Guidelines and the Investment Company Act.

     - seek to make investments which will be permitted investments under the requirements of other applicable state insurance laws and regulations, although each investor should determine for itself the suitability under state insurance laws and regulations, of investing in the Fund.

     - maintain a high degree of portfolio liquidity at all times.

                             PRINCIPAL RISK FACTORS

     The principal risks of investing in the Fund are described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. While the Government/REPO and Money Market Portfolios attempt to maintain a stable net asset value of $1.00 per participation certificate, if interest rates rise rapidly, these Portfolios may not be able to prevent the net asset level from falling below $1.00 per participation certificate.

     Credit Risk. Credit risk is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with corporate debt securities presenting somewhat higher credit risk. Credit quality ratings published by a nationally recognized rating agency are widely accepted measures of credit risk. The lower a security is rated by such a rating agency, the more credit risk it is considered to represent.

     Liquidity and Leverage Risks. Certain investment strategies employed by the Portfolios may involve additional investment risk. For example, variable and floating rate instruments may involve liquidity risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements and when-issued or delayed delivery transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of an investment portfolio.

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISOR


     The Advisor, a majority-owned indirect subsidiary of PNC Bank N.A. ("PNC Bank"), serves as the investment advisor to the Government/REPO Portfolio and the Money Market Portfolio. The Advisor, with assets currently under management in excess of $78.5 billion, and its affiliates are one of the largest U.S. bank managers of mutual funds. The Advisor (formerly known as PNC Institutional Management Corporation) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 100 Bellevue Parkway, Wilmington, Delaware 19809.


     As Investment Advisor, BlackRock manages, and is responsible for all purchases and sales of securities of, the Government/REPO Portfolio and the Money Market Portfolio. BlackRock also acts as a servicing agent, maintains the financial accounts and records and computes the net asset value and net income for both Portfolios of the Fund. For the services provided and expenses assumed by it with respect to the Government/ REPO Portfolio and the Money Market Portfolio, BlackRock is entitled to receive a fee, computed daily and payable monthly, based on such Portfolio's average net assets.


     BlackRock may from time to time waive the fees otherwise payable to it, or it may reimburse a Portfolio for its operating expenses. Any fees waived or expenses reimbursed with respect to a particular year are not recoverable. For the year ended December 31, 2002, the Government/REPO Portfolio paid fees to BlackRock equal to 0.02% of its average net assets, and the Money Market Portfolio paid fees to BlackRock equal to 0.16% of its average net assets.


TRUSTEES

     The Trustees of the Fund are as follows:


     Emil D. Duda is Executive Vice President and Chief Financial Officer The Lifetime Healthcare Companies.



     John G. Foos is Senior Vice President and Chief Financial Officer of Independence Blue Cross.



     *Ronald F. King is Chairman, Chief Executive Officer and President of Blue Cross and Blue Shield of Oklahoma and subsidiaries.



     Robert A. Leichtle is Executive Vice President, Chief Financial Officer and Treasurer of Blue Cross and Blue Shield of South Carolina.



     James M. Mead is President and Chief Executive Officer of Capital Blue
     Cross.



     Jed H. Pitcher is Chief Operating Officer and President of The Regence
     Group.



     Ralph D. Rambach is Vice President, Finance and Administration, Chief Financial Officer and Corporate Treasurer of Blue Cross and Blue Shield Association.


     Joseph F. Reichard is Vice President and Assistant Treasurer of Highmark, Inc.


     *Daniel P. Ryan is President and Chief Executive Officer of the Fund and President and Chief Executive Officer of BCS Financial Services Corporation, BCS Financial Corporation, BCS Insurance Company, BCS Life Insurance Company, Plans' Liability Insurance and BCSI Holdings, Inc.

-------------------------
* These Trustees of the Fund may be deemed "interested persons" as defined in the Investment Company Act.

                            SHAREHOLDER INFORMATION

PRICING OF PARTICIPATION CERTIFICATES

     BlackRock determines the net asset value per participation certificate of the Government/REPO Portfolio and the Money Market Portfolio for purposes of pricing purchase and redemption orders as of 12 Noon (Eastern Time) and as of 4:00 P.M. (Eastern Time). This is only done on business days on which purchase orders or redemption orders are placed for that Portfolio and there is sufficient trading in instruments held by that Portfolio so that its net asset value per participation certificate might be affected materially. A business day of the Fund is any weekday other than the holidays observed by the Fund, which currently are: New Year's Day, Martin Luther King's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. In computing net asset value per participation certificate, the Government/REPO Portfolio and the Money Market Portfolio use the amortized cost method of valuation and normally maintain a constant net asset value of $1.00 per participation certificate.

PURCHASE OF PARTICIPATION CERTIFICATES


     The Fund, acting as its own distributor without the services of an underwriter, sells participation certificates of each Portfolio without a sales charge, at the net asset value per participation certificate next determined after receipt of a purchase order by PFPC. Investors may open an account with the Fund by completing, and submitting to BCS Financial Services Corporation ("BCS"), an application form which may be obtained by telephoning (toll-free)
(800) 621-9215; the form requests information from the investor required to enable PFPC to open an account for such investor. After the application form has been approved by BCS and forwarded to PFPC, an investor may place purchase orders for participation certificates on any business day directly with PFPC, the transfer agent for the Fund. Orders may be transmitted by telephoning (800) 821-9771 and indicating the amount and the Portfolio of the participation certificates desired.


     Purchase orders for the Government/REPO Portfolio and the Money Market Portfolio which are received by 12 Noon (Eastern Time) will be executed at the net asset value determined at 12 Noon (Eastern Time) that day if PNC Bank, as agent for the custodian, PFPC Trust Company, receives Federal funds by 4:00 P.M. (Eastern Time). In addition, purchase orders for the Government/REPO Portfolio and the Money Market Portfolio which are received after 12 Noon (Eastern Time) but before 3:00 P.M. (Eastern Time) will be executed at the net asset value determined at 4:00 P.M. (Eastern Time) that day if PNC Bank receives Federal funds by 4:00 P.M. (Eastern Time). Orders tendered after 3:00 P.M. (Eastern
Time), and orders for which payment has not been received by PNC Bank by 4:00 P.M. (Eastern Time), will not be deemed to have been received on that day and notice will be given to the investor placing the order.

     Investors must pay for participation certificates of each Portfolio in Federal funds or other funds immediately available to PNC Bank. The Government/REPO Portfolio has a $1 million minimum initial and subsequent investment requirement, but the Fund may waive these minimums from time to time in its discretion. The Money Market Portfolio does not have minimum initial or subsequent investment requirements. Payment for orders which are not received or accepted by PFPC will be returned after prompt inquiry to the sending investor. Each Portfolio may in its discretion reject any orders for purchase of participation certificates. Unless the purchaser designates a specific Portfolio, all purchases automatically will be made in the Money Market Portfolio.

REDEMPTION OF PARTICIPATION CERTIFICATES

     Investors must transmit redemption orders to PFPC by telephone in the manner described under "Purchase of Participation Certificates." The Fund will redeem participation certificates at the net asset value per participation certificate next determined after receipt of the redemption order.

     The Fund will pay for redeemed participation certificates for which a redemption order is received by PFPC on a business day before 3:00 P.M. (Eastern
Time) in Federal funds wired to the redeeming investor's account on the same business day. The Fund will pay for redemption orders which are received on a business day after such time (or on a day when PNC Bank is closed) in Federal funds wired on the next business day following redemption that PNC Bank is open for business. An investor receives no dividend for the day on which participation certificates are redeemed; therefore, investors that do not place redemption orders by the times indicated may wish to wait until the morning of the following business day to do so.

     The Fund may suspend the right to redemption or postpone the date of payment upon redemption (as well as suspend or postpone the recordation of the transfer of its participation certificates) for the periods permitted under the Investment Company Act as determined by the SEC by rules and regulations.

     Further Information Regarding the Portfolios. Investors may in effect transfer all or part of their investments from one Portfolio to another by placing simultaneous redemption and purchase orders. These orders will be executed in sequence in accordance with the procedures discussed above.

     If any investor ceases to be a member or licensee of the Blue Cross and Blue Shield Association or a related organization (a "BCBS Investor"), the Fund may redeem the participation certificates held by such investor, without the investor's consent.

PAYMENT IN KIND

     Investors may request that redemption order proceeds consist of securities held by the Portfolio in lieu of cash. Prior to placing a payment in kind redemption order, an investor must provide PFPC with written instructions identifying the custodial account to receive the securities to be distributed. The securities to be distributed shall represent a pro rata share of each security held in the Portfolio, in accordance with Rule 17a-5 under the Investment Company Act. Under guidelines established by the Board of Trustees, the Investment Advisors shall have the authority to make adjustments to the mix of securities to establish round lots that are more easily traded; however, these adjustments may not materially change the maturity, quality and liquidity characteristics of the remaining Portfolio.

     If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make payment wholly or partly in securities or other property.

DIVIDENDS AND DISTRIBUTIONS

     Investors in the Portfolios are entitled to dividends and distributions arising only from the net income and capital gains, if any, earned on investments held by that Portfolio. Each Portfolio declares net income daily as a dividend to participation certificate holders of record at the close of business on the date of declaration. The Fund pays dividends monthly. Dividends will be reinvested in additional participation certificates or, if the investor so elects by checking the appropriate box on the application form, will be transmitted to such investor by wire within five business days after the end of the month (or within five business days after a redemption of all of the investor's participation certificates). The Government/REPO Portfolio and the Money Market Portfolio do not expect to realize net long-term capital gains.

                                     TAXES

     As long as each Portfolio meets the requirements for being a regulated investment company, it pays no federal income tax on the earnings it distributes to holders of participation certificates. The Portfolios met these requirements in the last taxable year, and intend to qualify in future years.

     Dividends you receive from the Fund, whether reinvested or taken as cash, are generally taxable. Dividends from long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income. The Fund expects that substantially all of the dividends from the Fund will be taxable as ordinary income.

     PFPC, as transfer agent, will send each holder of participation certificates or its authorized representative an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

     Dividends declared in December of any year, and payable to holders of record on a specified date in December, will be deemed for tax purposes to have been received by the shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

     The foregoing discussion is only a brief summary of some of the federal tax considerations generally affecting the Portfolios and holders of participation certificates. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolios or holders of participation certificates, and this discussion is not intended as a substitute for careful tax planning. Investors in the Portfolios should consult their tax advisors concerning their own tax situation.

                              FINANCIAL HIGHLIGHTS


     The financial highlights tables are intended to help you understand the financial performance of the Portfolios for the periods indicated. Certain information reflects financial results for a single participation certificate. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information for the years ended December 31, 2002 and 2001 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the financial statements of the Fund, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The information for the years ended December 31, 2000, 1999, and 1998 has been audited by PricewaterhouseCoopers LLP. This information should be read in conjunction with the audited financial statements and notes thereto included in the Statement of Additional Information.

                           GOVERNMENT/REPO PORTFOLIO

     The table below sets forth selected financial data for a participation certificate outstanding throughout each period presented.


                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                               12/31/02    12/31/01    12/31/00    12/31/99    12/31/98
                                               --------    --------    --------    --------    --------
Net Asset Value, Beginning of Year.........    $   1.00    $  1.00     $   1.00    $   1.00    $   1.00
                                               --------    -------     --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income......................       0.016      0.038        0.062       0.049       0.054
Net Realized Gain (Loss) on Investments....          --         --           --          --          --
                                               --------    -------     --------    --------    --------
       Total from Investment Operations....       0.016      0.038        0.062       0.049       0.054
                                               --------    -------     --------    --------    --------
LESS DISTRIBUTIONS:
Dividends to PC holders from Net Investment
  Income...................................      (0.016)    (0.038)      (0.062)     (0.049)     (0.054)
Distributions to PC holders from Net
  Capital Gains............................          --         --           --          --          --
                                               --------    -------     --------    --------    --------
       Total Distributions.................      (0.016)    (0.038)      (0.062)     (0.049)     (0.054)
                                               --------    -------     --------    --------    --------
Net Asset Value, End of Year...............    $   1.00    $  1.00     $   1.00    $   1.00    $   1.00
                                               --------    -------     --------    --------    --------
       Total Return........................        1.62%      3.90%        6.37%       5.05%       5.48%
                                               ========    =======     ========    ========    ========
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (000)..............    $131,558    $59,237     $223,510    $102,873    $124,686
Ratio of Expenses to Average Net
  Assets(1)................................        0.10%      0.10%        0.10%       0.10%       0.10%
Ratio of Net Investment Income to Average
  Net Assets(2)............................        1.61%      3.83%        6.19%       4.98%       5.36%


-------------------------

(1) Without the waiver of a portion of advisory and administration fees, the ratio of net investment expenses to average daily net assets would have been .30%, .31%, .28%, .30%, and .28% for the fiscal years ended December 31, 2002, 2001, 2000, 1999, and 1998, respectively.



(2) Without the waiver of a portion of advisory and administration fees, the ratio of net investment income to average daily net assets would have been 1.41%, 3.62%, 6.01%, 4.78%, and 5.18% for the fiscal periods ended December 31, 2002, 2001, 2000, 1999, and 1998, respectively.

                             MONEY MARKET PORTFOLIO

     The table below sets forth selected financial data for a participation certificate outstanding throughout each year presented.


                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                               ENDED       ENDED       ENDED       ENDED       ENDED
                                              12/31/02    12/31/01    12/31/00    12/31/99    12/31/98
                                              --------    --------    --------    --------    --------
Net Asset Value, Beginning of Year........    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                              --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income.....................       0.017       0.040       0.062       0.049       0.053
Net Realized Gain (Loss) on Investments...          --          --          --          --          --
                                              --------    --------    --------    --------    --------
       Total from Investment Operations...       0.017       0.040       0.062       0.049       0.053
                                              --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
Dividends to PC holders from Net
  Investment Income.......................      (0.017)     (0.040)     (0.062)     (0.049)     (0.053)
Distributions to PC holders from Net
  Capital Gains...........................          --          --          --          --          --
                                              --------    --------    --------    --------    --------
       Total Distributions................      (0.017)     (0.040)     (0.062)     (0.049)     (0.053)
                                              --------    --------    --------    --------    --------
Net Asset Value, End of Year..............    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                              ========    ========    ========    ========    ========
       Total Return.......................        1.72%       4.12%       6.32%       5.02%       5.42%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (000).............    $616,125    $712,564    $315,424    $426,020    $488,124
Ratio of Expenses to Average Net
  Assets(1)...............................        0.22%       0.23%       0.27%       0.27%       0.26%
Ratio of Net Investment Income to Average
  Net Assets(2)...........................        1.70%       4.04%       6.15%       4.90%       5.28%


-------------------------

(1) Without the waiver of a portion of advisory and administration fees, the ratio of net investment expenses to average daily net assets would have been .24%, and .24% for the fiscal years ended December 31, 2002, and 2001, respectively.



(2) Without the waiver of a portion of advisory and administration fees, the ration of net investment income to average daily net assets would have been 1.68% and 4.03% for the fiscal years ended December 31, 2002 and 2001, respectively.

                         WHERE TO FIND MORE INFORMATION

     The Statement of Additional Information (the "SAI") includes additional information about the Fund. The SAI is incorporated by reference into and is legally part of this Prospectus. The Annual and Semi-Annual Reports provide additional information about the Fund. In the Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected the performance of the Portfolios during the last year.


     Investors can get free copies of the above-named documents, and make shareholder inquiries, by calling BCS (toll free) at (800) 621-9215.


     Information about the Fund (including the Fund's SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

                     The Fund's SEC File No. is 811-04379.

                           PLAN INVESTMENT FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                  APRIL 30, 2003


TABLE OF CONTENTS

GENERAL INFORMATION                                                         B-2
INVESTMENT STRATEGIES, RISKS AND POLICIES                                   B-2
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                              B-7
NET ASSET VALUE                                                             B-8
MANAGEMENT OF THE FUND                                                      B-9
ADDITIONAL INFORMATION CONCERNING TAXES                                    B-15
DIVIDENDS                                                                  B-16
PERFORMANCE INFORMATION                                                    B-16
ADDITIONAL DESCRIPTION CONCERNING PARTICIPATION CERTIFICATES               B-17
AUDITORS                                                                   B-19
COUNSEL                                                                    B-19
MISCELLANEOUS                                                              B-19
FINANCIAL STATEMENTS                                                       B-19
APPENDIX - DESCRIPTION OF BOND AND COMMERCIAL PAPER RATINGS                B-20


         This Statement of Additional Information is not a Prospectus and should be read in conjunction with the current Prospectus of Plan Investment Fund, Inc. (the "Fund"), dated April 30, 2003, as it may from time to time be supplemented or revised. No investment in participation certificates should be made without reading the Prospectus of the Fund. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus and Annual Report of the Fund may be obtained, without charge, by calling BCS Financial Services Corporation (toll free) at (800) 621-9215.

                               GENERAL INFORMATION

         The Fund is a Maryland corporation and was incorporated on August 6, 1985. The Fund is a diversified, open-end management investment company. The Fund consists of two portfolios: the Government/REPO Portfolio and the Money Market Portfolio. Each Portfolio is represented by a class of participation certificates separate from those of the Fund's other Portfolios. The Government/REPO Portfolio commenced operations on June 1, 1995. The Money Market Portfolio commenced operations on March 11, 1987.

                    INVESTMENT STRATEGIES, RISKS AND POLICIES

         See the Prospectus for a description of the investment strategies, risks and policies of the Fund. The following discussion supplements such description and relates to principal investments as well as other investments of the Fund.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

         Examples of the types of U.S. Government obligations that the Fund may hold include, in addition to U.S. Treasury bills, notes and bonds, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration and International Bank for Reconstruction and Development.

         With respect to the repurchase agreements ("Repurchase Agreements") described in the Prospectus, securities subject to Repurchase Agreements will be held by PFPC Trust Company or in the Federal Reserve/Treasury book-entry system. Repurchase Agreements are considered to be loans under the Investment Company Act. The Repurchase Agreements are collateralized by U.S. Government securities the market value of which, on a daily basis, including accrued interest, if any, is at least equal to 100% of the purchase price plus accrued interest under the Repurchase Agreements. The Fund will perfect its security interest in the collateral securing the Repurchase Agreements in accordance with U.S. Treasury Regulations and the applicable commercial transaction law of the state in which such collateral is located. If the seller defaults in its obligation to repurchase the underlying instrument, which in effect constitutes collateral for the seller's obligation, at the price and time fixed in the Repurchase Agreement, the Fund might incur a loss if the value of the collateral declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Fund may be delayed or limited. Each Portfolio will enter into Repurchase Agreements only with those banks and dealers determined by that Portfolio's Investment Advisor to meet the Portfolio's respective quality standards as established by the Fund's Board of Trustees. These standards require an independent review by the Portfolio's Investment Advisor of the operating history and financial condition of the sellers to evaluate their creditworthiness and the risk of their becoming involved in bankruptcy proceedings or otherwise impairing the quality of the Repurchase Agreement during its contemplated term. The Investment Advisor will monitor the creditworthiness of the seller during the life of a Repurchase Agreement.

         With respect to the variable amount master demand notes ("VAMD Notes") described in the Prospectus, the Investment Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, VAMD Notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

         The Fund may also invest in collateralized mortgage obligations ("CMOs") which are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the types of CMOs in which the Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. The Fund may also invest in other asset-backed securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets, such as trade receivables. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. The underlying assets are subject to prepayments which shorten the securities' weighted average life and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made.

         The maturity of the instruments in which the Fund invests normally shall be deemed to be a period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. An instrument issued or guaranteed by the U.S. Government or any agency thereof which has a variable rate of interest readjusted no less frequently than annually may be deemed to have a maturity equal to the period remaining until the next readjustment date. An instrument which has a demand feature that entitles the holder to receive the principal amount of such instrument from the issuer upon no more than seven days' notice and which has a variable rate of interest may be deemed to have a maturity equal to the longer of the period remaining until the interest rate will be readjusted or the period remaining until the principal amount owed can be received through demand. An instrument which has a variable rate of interest may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. An instrument which has a demand feature that entitles the holder to receive the principal amount of such instrument from the issuer upon no more than seven days' notice and which has a floating rate of interest may be deemed to have a maturity equal to the period of time remaining until the principal amount owed can be received from the issuer through demand.

         The Appendix attached hereto contains a description of the rating symbols used by Standard & Poor's Corporation and Moody's Investors Service, Inc. for bonds and commercial paper in which the Portfolios invest.

INVESTMENT AND BORROWING LIMITATIONS

         Below is a complete list of the Portfolios' investment limitations that may not be changed without the affirmative vote of the holders of a "majority" of the outstanding participation certificates of the respective Portfolios (as defined herein under "Miscellaneous").

The Portfolios may not:

         1. Borrow money, except from commercial banks for temporary purposes, and then in amounts not in excess of 5% of the total assets of the respective Portfolio at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amount borrowed or 5% of the total assets of the respective Portfolio at the time of such borrowing. This borrowing provision applies to Reverse Repurchase Agreements whose proceeds are utilized to provide liquidity to meet redemption requests when liquidation of portfolio securities is considered disadvantageous. At no time shall the level of funds borrowed to meet redemption requests exceed 5% of the total assets of the respective Portfolio; the interest expenses associated with such credit arrangements will be charged to the income of the respective Portfolio; and any new cash flows must be applied to retiring such Portfolio borrowings.

         2. Purchase any securities which would cause 25% or more of the total assets of the respective Portfolio at the time of such purchase to be invested in the securities of issuers conducting their principal business activities in the same general industry. There is no limitation for the Portfolios with respect to investments in U.S. Government obligations or for the Money Market Portfolio in obligations of domestic branches of U.S. banks.

         3. Purchase securities of any issuer, other than those issued or guaranteed by the U.S. Government, Federal agencies and government-sponsored corporations, if immediately after such purchase more than 5% of the total assets of the respective Portfolio would be invested in such issuer; except that up to 100% of the total assets of the Government/REPO Portfolio and the Money Market Portfolio may be invested in Repurchase Agreements with maturities not greater than seven days without regard to this 5% limitation.

         4. Purchase securities, if immediately after such purchase more than 10% of the total assets of the respective Portfolio would be invested in securities which are illiquid, including Repurchase Agreements with maturities greater than seven days and VAMD Notes with greater than seven days' notice required for sale.

         5. Make loans, except that each Portfolio may purchase or hold debt instruments, and may enter into Repurchase Agreements, in accordance with its investment objectives and policies.

         6. Purchase securities issued by Health Plans Capital Service Corporation.

         7. Purchase or sell commodities or commodity contracts, including futures contracts, or invest in oil, gas or mineral exploration or development programs.

         8. Acquire voting securities of any issuer or acquire securities of other investment companies.

         9. Purchase or sell real estate. (However, each Portfolio may purchase bonds and commercial paper issued by companies which invest in real estate or interests therein.)

         10. Purchase securities on margin, make short sales of securities or maintain a short position.

         11. Act as an underwriter of securities.

         12. Issue senior securities, except to the extent that certain investment policies related to Reverse Repurchase Agreements discussed herein and in the Prospectus may be deemed to involve the issuance of senior securities within the meaning of the Investment Company Act.

PORTFOLIO TRANSACTIONS

         Purchases and sales of securities for each Portfolio usually are principal transactions. The Investment Advisor normally purchases securities on behalf of the Portfolios directly from the issuer or from an underwriter or market maker of the securities. The Portfolios usually pay no brokerage commissions for such purchases. Purchases from dealers serving as market makers may include the spread between the bid and asked prices. While the Investment Advisor intends to seek the best price and execution for portfolio transactions on an overall basis, the Fund may not necessarily pay the lowest spread or commission available on each transaction.

         The Investment Advisor of each Portfolio determines the allocation of transactions, including their frequency, to various dealers in its best judgment under the general supervision of the Board of Trustees of the Fund and in a manner deemed fair and reasonable to participation certificate holders.

         The Investment Advisor of each Portfolio makes investment decisions for such Portfolio independently from those for the other investment companies advised by the Investment Advisor. It may happen, on occasion, that the same security is held in one or more of such other investment companies. Simultaneous transactions are likely when the same investment advisor advises several investment companies, particularly when a security is suitable for the investment objectives of more than one of such investment companies. When two or more investment companies advised by the Investment Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated to the respective investment companies, both as to amount and price, in accordance with a method deemed equitable to each investment company. In some cases this system may adversely affect the price paid or received by a Portfolio or the size of the security position obtainable or sold for a Portfolio.

         The Fund will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into Repurchase Agreements or Reverse Repurchase Agreements with, BlackRock (the Investment Advisor) or any affiliates, officers or employees of BlackRock.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Under the Investment Company Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption (i) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which trading on said Exchange is restricted (trading shall be deemed restricted as determined by the SEC by rules and regulations), or (ii) for any period during which an emergency exists (an emergency shall be deemed to exist as determined by the SEC by rules and regulations) as a result of which disposal or valuation of portfolio securities is not reasonably practical, or for such other periods as the SEC, or any successor governmental authority, may by order permit for the protection of participation certificate holders of the Portfolios. (The Fund may also suspend or postpone the recording of the transfer of its participation certificates by the transfer agent upon the occurrence of any of the foregoing conditions.)

         If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make payment wholly or partly in securities or other property; investors will incur expenses in disposing of redemption proceeds which are paid in this manner. The Fund has elected to commit itself to pay all redemption proceeds in cash up to the lesser of $250,000 or 1% of the respective Portfolio's net asset value for any participation certificate holder within a 90 day period pursuant to a notification of election filed with the SEC under, and in accordance with the guidelines set forth in, Rule 18f-1 under the Investment Company Act. (See "Net Asset Value" below for an example of when such redemption or form of payment might be appropriate.)

         The Fund will not issue certificates representing participation certificates unless requested to do so by its investors. If such certificates have been issued representing participation certificates to be redeemed, prior to effecting a redemption with respect to such participation certificates, PFPC must have received such certificates properly endorsed (i.e., duly executed with signatures guaranteed by a commercial bank, a trust company or a member firm of a domestic securities exchange). PFPC reserves the right to request additional documentation in order to confirm that a transaction is property authorized. Participation certificate holders having questions regarding proper documentation or desiring to request certificates representing participation certificates should contact PFPC.

TRANSFER PAYMENTS

         A BCBS Investor investing in the Government/REPO Portfolio or the Money Market Portfolio may direct that payment upon redemption of participation certificates in the Portfolio be used to purchase participation certificates of the Government/REPO Portfolio or the Money Market Portfolio for another BCBS Investor by a transfer of the redeemed participation certificates to the second BCBS Investor. Such a transfer is made by a redemption and simultaneous purchase in the name of the second BCBS Investor. A BCBS Investor may not request a transfer from its Government/REPO Portfolio or its Money Market Portfolio account in a dollar amount greater than the dollar amount held in such investor's account on the business day prior to the date of such request. Such transfers may be effected at any time prior to 4:00 P.M. (Eastern Time). There is no limit on the number of transfers which a BCBS Investor can place in any one day, nor on the total number of such transfers by all BCBS Investors per day.

                                 NET ASSET VALUE

         The Fund calculates the net asset value per participation certificate of each Portfolio by dividing the total value of the assets belonging to each Portfolio, less the value of any liabilities charged to that Portfolio, by the total number of outstanding participation certificates of that Portfolio.

         As stated in the Fund's Prospectus, the Government/REPO Portfolio and Money Market Portfolio securities are valued on the basis of amortized cost. In connection with their use of amortized cost valuation, the Portfolios limit the dollar-weighted average maturity of their investments to not more than seven days for the Government/REPO Portfolio and 90 days for the Money Market Portfolio, and do not purchase any instrument with a remaining maturity of more than one year at the time of purchase, except that items of collateral securing securities subject to Repurchase Agreements may bear longer maturities. The Fund's Board of Trustees also has established procedures that are intended to stabilize these Portfolios' net asset value per participation certificate for purposes of sales and redemptions at $1.00. Such procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the Portfolios' net asset value per participation certificate calculated by using available market quotations deviates from $1.00 per participation certificate. In the event such deviation exceeds 1%, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the amount of any deviation from a Portfolio's $1.00 amortized cost price per participation certificate may result in material dilution or other unfair results to investors or existing participation certificate holders of the respective Portfolio, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the Portfolio's average maturity; withholding or reducing dividends; redeeming participation certificates in kind; reducing the number of the Portfolio's outstanding participation certificates without monetary consideration; or utilizing a net asset value per participation certificate determined by using available market quotations.

         Investors should also be aware that although procedures exist which are intended to stabilize the net asset value of the Government/REPO Portfolio and the Money Market Portfolio at $1.00 per participation certificate, the value of the underlying assets of the Portfolios will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Portfolios. The market value of the obligations in the Portfolios can be expected to vary inversely to changes in prevailing interest rates. Investors should also recognize that, in periods of declining interest rates, the Portfolios' yields may tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Portfolios' yields may tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Portfolios from the continuous sale of its participation certificates will likely be invested in portfolio instruments producing lower yields than the balance of the Portfolios, thereby reducing the Portfolios' current yield. In periods of rising interest rates, the opposite can be expected to occur.

                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

         The business and affairs of the Fund are managed under the direction of the Board of Trustees. The Trustees and officers of the Fund, along with certain information concerning each of them, are as follows:


                                                                                                 NUMBER OF
                                            TERM OF                                              PORTFOLIOS
                                            OFFICE*                                               IN FUND           OTHER
                           POSITION(S)    AND LENGTH                  PRINCIPAL                   COMPLEX        TRUSTEESHIPS
         NAME,              HELD WITH       OF TIME                 OCCUPATION(S)                 OVERSEEN         HELD BY
    ADDRESS, AND AGE           FUND         SERVED               DURING PAST 5 YEARS             BY TRUSTEE        TRUSTEE
    ----------------           ----         ------               -------------------             ----------        -------

Ronald F. King(1)         Executive       6 Years      May 2001 to Present - Chairman, Chief     Two            None
1215 S. Boulder Ave.      Trustee                      Executive Officer and President, Blue
Tulsa, OK 74119                                        Cross and Blue Shield of Oklahoma and
Age 55                                                 subsidiaries; BlueLincs HMO, Member
                                                       Service Life Insurance Company and
                                                       Group Health Service of Oklahoma;

                                                       1998 to May 2001 - President and Chief
                                                       Executive Officer, Blue Cross and Blue
                                                       Shield of Oklahoma and subsidiaries;
                                                       BlueLincs HMO, Member Service Life
                                                       Insurance Company and Group Health
                                                       Service of Oklahoma.

Daniel P. Ryan(1)         Trustee,        2 Weeks      March 2003 to Present - President and     Two            None
676 North St. Clair       President and                Chief Executive Officer, BCS Financial
Suite 1600                Chief                        Services Corporation, BCS Financial
Chicago, IL 60611         Executive                    Corporation, BCS Insurance Company, BCS
Age 57                    Officer                      Life Insurance Company, Plans'
                                                       Liability Insurance Company and BCSI
                                                       Holdings, Inc.

                                                       April 1998 to March 2003 - Executive
                                                       Vice President and Chief Operating
                                                       Officer, BCS Financial Corporation,
                                                       BCS Insurance Company, BCS Life
                                                       Insurance Company, Plans' Liability
                                                       Insurance Company and BCSI Holdings,
                                                       Inc.

                                                       1998 to April 1998 - Executive Vice
                                                       President, BCS Financial Corporation,
                                                       BCS Insurance Company, BCS Life
                                                       Insurance Company, Plans' Liability
                                                       Insurance Company and BCSI Holdings,
                                                       Inc.



*Term of office is one year.


(1) The Trustees of the Fund listed above may be deemed "interested persons" as defined in the Investment Company Act.

                                         TERM OF                                                 NUMBER OF        OTHER
                                         OFFICE*                  PRINCIPAL                     PORTFOLIOS     TRUSTEESHIPS
         NAME,            POSITION(S)     AND                    OCCUPATION(S)                    IN FUND        HELD BY
       ADDRESS,            HELD WITH    LENGTH OF             DURING PAST 5 YEARS                COMPLEX         TRUSTEE
       AND AGE               FUND         TIME                -------------------                OVERSEEN        -------
       -------               ----        SERVED                                                 BY TRUSTEE
                                         ------                                                 ----------
Emil D. Duda              Trustee        1 Year       1998 to Present - Executive Vice           Two           None
165 Court Street                                      President and Chief Financial Officer,
Rochester, NY 14647                                   The Lifetime Healthcare Companies.
Age 51

John G. Foos              Trustee        1 Year       1998 to Present - Senior Vice President    Two           ElderTrust
1901 Market St.                                       and Chief Financial Officer,                             (NYSE - REIT)
Philadelphia, PA 19103                                Independence Blue Cross.
Age 53

Robert A. Leichtle        Trustee        2 Years      February 1998 to Present - Executive       Two           None
1--20 East at Alpine Road                             Vice President, Chief Financial Officer
Columbia, SC 29219                                    and Treasurer, Blue Cross and  Blue
Age 56                                                Shield of South Carolina;
                                                      1998 to February 1998 - Senior Vice
                                                      President, Treasurer and Chief Financial
                                                      Officer, Blue Cross and Blue Shield of
                                                      South Carolina.

James M. Mead             Trustee        4 Years      1998 to Present - President and Chief      Two           None
2500 Elmerton Avenue                                  Executive Officer, Capital Blue Cross.
Harrisburg, PA 17110
Age 57

Jed H. Pitcher            Trustee        4 Years      April 1999 to Present - Chairman of the    Two           None
2890 Cottonwood Parkway                               Board, Regence BlueCross BlueShield of
Salt Lake City, UT                                    Utah;
84121                                                 June 2000 to Present - President and
Age 62                                                Chief Operating Officer, The Regence
                                                      Group;
                                                      1998 to April 1999 - Chairman of the
                                                      Board, President and Chief Executive
                                                      Officer, Regence BlueCross BlueShield
                                                      of Utah.

Ralph D. Rambach          Trustee        1 Year       1998 to Present - Vice President,          Two           None
225 North Michigan                                    Finance and Administration, Chief
Avenue                                                Financial Officer/Corporate Treasurer
Chicago, IL 60601                                     National Employee Benefits Program
Age 53                                                Fiduciary, Blue Cross Blue Shield
                                                      Association.

Joseph F. Reichard        Trustee        5 Years      1998 to Present - Vice President and       Two           None
120 Fifth Avenue                                      Assistant Treasurer, Highmark, Inc.;
Pittsburgh, PA 15222
Age 55

Dale E. Palka             Treasurer      4 Years      March 2001 to Present - Senior Vice        None          None
676 North St. Clair                                   President, BCS Financial Services
Street                                                Corporation.
Suite 1600                                            April 1999 to March 2001 - Vice
Chicago, IL 60611                                     President, BCS Financial Services
Age 54                                                Corporation;
                                                      1998 to April 1999 - Executive
                                                      Director, Investment Programs Health
                                                      Plans Capital Services Corporation.

Sandra K. Strutz         Secretary       2 Months     March 2003 to Present - Secretary, BCS     None          None
676 North St. Clair                                   Financial Corporation
Street                                                November 2002 to March 2003 - Executive
Suite 1600                                            Assistant & Corporate Meetings
Chicago, IL 60611                                     Coordinator, BCS Financial Corporation
Age 47                                                November 1999 to October 2002 -
                                                      Executive Assistant, BCS Financial
                                                      Corporation
                                                      1998 to October 1999 - Administrative
                                                      Supervisor/Executive Assistant,
                                                      Blue Cross Blue Shield Association



--------------------------------
*Term of office is one year.

                                                        AGGREGATE DOLLAR RANGE OF EQUITY
                                                          SECURITIES IN ALL REGISTERED
                                                         INVESTMENT COMPANIES OVERSEEN
    NAME OF          DOLLAR RANGE OF EQUITY                 BY TRUSTEE IN FAMILY OF
    TRUSTEE          SECURITIES IN THE FUND                  INVESTMENT COMPANIES
    -------          ----------------------                  --------------------


As of December 31, 2002, none of the Fund's Trustees had "beneficial ownership" (as such term is defined by Rule 16a-1(a)(2) of the Securities Exchange Act of 1934) of equity securities in the Fund or any registered investment companies overseen by the Trustee within the same family of investment companies as the Fund.


                             NAME OF
                            OWNERS AND
         NAME OF          RELATIONSHIPS                             TITLE OF      VALUE OF       PERCENT OF
         TRUSTEE            TO TRUSTEE             COMPANY           CLASS       SECURITIES        CLASS
         -------            ----------             -------          --------     ----------      ----------



As of December 31, 2002, none of the Fund's Trustees who are not interested persons of the Fund or their immediate family members were record owners or "beneficial owners" (as such term is defined by Rule 13d-3 or Rule 16a-1(a)(2) of the Securities Exchange Act of 1934) of equity securities of an investment advisor of the Fund or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor of the Fund.

         The Fund reimburses its Trustees for out-of-pocket expenses related to attending meetings. Trustees who are not employed by Blue Cross and/or Blue Shield Plans, or any subsidiaries or affiliates thereof, are paid $500 for participation in each regular meeting and $150 for participation in each telephonic meeting. The Fund does not pay any compensation to its other Trustees or to its Officers for acting in such capacities. No director, officer or employee of BlackRock, PFPC Trust Company or PFPC is eligible to serve as a Trustee or Officer of the Fund. The Trustees and Officers of the Fund in their individual capacities own none, and cannot own any, of the Fund's participation certificates. For the year ended December 31, 2002, a total of $12,218 was paid by the Fund for Trustee meeting expenses.


                                                  PENSION OR                               TOTAL
                                                  RETIREMENT                               COMPENSATION
                                                  BENEFITS            ESTIMATED            FROM
                                                  ACCRUED             ANNUAL               FUND AND
NAME OF                     AGGREGATE             AS PART             BENEFITS             FUND COMPLEX
PERSON,                     COMPENSATION          OF FUND             UPON                 PAID TO
POSITION                    FROM FUND             EXPENSES            RETIREMENT           TRUSTEES
--------                    ---------             --------            ----------           --------



For the fiscal year ended December 31, 2002, the Fund did not pay any remuneration to, or accrue any retirement benefits for, any of its Trustees or Officers.



BOARD REVIEW OF INVESTMENT ADVISORY CONTRACTS

The Board of Trustees is responsible for overseeing the performance of the Fund's investment advisor and determining whether to renew the Fund's investment advisory arrangements. The factors the Board takes into consideration in connection with such determination include the investment performance of the Portfolios, and the reasonableness of the advisory fees, based on a comparison of Portfolio expenses with those of comparable investment companies. The Board also takes into consideration the services provided by the investment advisor, the caliber of the individuals performing these services and the financial condition of the investor advisor. The Board determined that the performance results for the Government/REPO Portfolio and the Money Market Portfolio were reasonable, as compared with relevant performance standards, including applicable performance indices and the performance results of peer funds. The Board assessed that the advisory fees paid by the Portfolios were reasonable based on the average advisory fee for the Lipper peer groups for the Portfolios. The Board also determined that it was satisfied with the services provided by the advisor, the Fund's ability to access the advisor's senior personnel and the financial stability of the advisor.

INVESTMENT ADVISOR AND SERVICE AGENT


         The services BlackRock provides as Investment Advisor are described briefly in the Fund's Prospectus. More specifically, BlackRock supervises the sales of portfolio securities, and places orders for such transactions. As Service Agent for both Portfolios of the Fund, BlackRock maintains financial and other books and records, including appropriate journals and ledgers; verifies trade tickets; calculates weighted average maturity, dividends and yields; prepares unaudited financial statements; prepares or assists in the preparation of regulatory filings; computes net asset value and the market value of assets of the Fund; prepares reports to the Board of Trustees of the Fund; and performs related administrative services. BlackRock agrees to abide by applicable legal requirements in providing these services.

For the services provided and expenses assumed by it with respect to the Government/REPO Portfolio and the Money Market Portfolio, BlackRock is entitled to receive a fee, computed daily and payable monthly, at the following annual rates:

               ANNUAL FEE                        PORTFOLIO ANNUAL NET ASSETS
               ----------                        ---------------------------
                  .20%                           of the first $250 million
                  .15%                           of the next $250 million
                  .12%                           of the next $250 million
                  .10%                           of the next $250 million
                  .08%                           of amounts in excess
                                                 of $1 billion.


         BlackRock has agreed to voluntarily reduce the fees otherwise payable to it by the Government/REPO Portfolio to the extent necessary to reduce the ordinary operating expenses of the Government/REPO Portfolio so that they do not exceed .15% of the Government/REPO Portfolio's average net assets for each fiscal year. BlackRock has agreed contractually to reduce the fees otherwise payable to it by the Money Market Portfolio to the extent necessary to reduce the ordinary operating expenses of the Money Market Portfolio so that they do not exceed .30% of the Money Market Portfolio's average net assets for each fiscal year.


                  BlackRock also has agreed that if, in any fiscal year, the expenses borne by the Government/REPO Portfolio and the Money Market Portfolio exceed the applicable expense limitations imposed by the securities regulations in any state in which participation certificates of the Portfolios are registered or qualified for sale to the public, they will reimburse the respective Portfolio for any excess to the extent required by such regulations.


         For the years ended December 31, 2000, 2001, and 2002, BlackRock was paid $123,277, $32,071, and $34,297 respectively, net of, $380,730, $229,612, and $164,791 waived fees, as investment advisor and service agent for the Government/REPO Portfolio. For the same periods BlackRock was paid fees of, $643,745, $997,745 and $947,835 respectively, net of $2,329, $48,778 and
$166,107 waived fees, as investment advisor and service agent for the Money Market Portfolio.

CUSTODIAN AND TRANSFER AGENT


         PFPC Trust Company, an affiliate of PNC Bank, National Association, has been retained to act as custodian of the Portfolios' investments. PFPC Trust Company has its principal offices at 400 Bellevue Parkway, Wilmington, Delaware 19809, with an additional custodial services location at 200 Stevens Drive, Suite 410, Lester, Pennsylvania 19113. As custodian, PFPC Trust Company, among other things, collects income of and payments to the Fund; executes and delivers proxies, consents and other authorizations for the Fund; establishes and maintains segregated accounts in its records for and on behalf of each Portfolio; delivers, releases and exchanges securities held for the Fund when necessary; makes payments of cash to, or for the account of, each Portfolio for the purchase of securities for each Portfolio, for the redemption of participation certificates, and for the payment of interest, dividends, taxes and management fees; and furnishes the Fund with various confirmations, summaries and reports. PFPC Trust Company is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PFPC Trust Company shall remain responsible for the performance of its duties under the Custodian Agreement and shall hold the Fund harmless for the acts and omissions of any bank or trust company serving as sub-custodian. For the services provided and expenses assumed by PFPC Trust Company as custodian, PFPC Trust Company is entitled to receive a fee, computed daily and payable monthly, at the following annual rates:


                                        FUND'S AVERAGE
ANNUAL FEE                              ANNUAL GROSS ASSETS*
----------                              --------------------
..025%       ...................         of the first $5 million
..020%       ...................         of the next $5 million
..015%       ...................         of the next $10 million
..010%       ...................         of the next $10 million
..008%       ...................         of amounts in excess of $30 million

plus $10 for each purchase, sale or maturity transaction with an annual minimum of $5,000.

* Based on the average of the assets included in the Fund's net asset value on each day in such month that such value is calculated.


         PFPC, Inc. has been retained to act as transfer agent for the Fund. PFPC has its principal business address at 400 Bellevue Parkway, Wilmington, Delaware 19809 and is an indirect, wholly owned subsidiary of PNC Financial Services Group, Inc. and is an affiliate of BlackRock. As transfer agent, PFPC, among other things, issues and redeems participation certificates, processes dividends, prepares various communications to participation certificate holders, answers correspondence from participation certificate holders, keeps records of the accounts of each participation certificate holder and prepares and submits various reports to the Fund. For the services provided and expenses assumed by PFPC as transfer agent, PFPC is entitled to receive a fee, computed daily and payable monthly, equal to $15.00 per master account and sub-account per Portfolio per year, prorated in the case of accounts maintained for only a portion of a full year, plus $1.00 for each master account purchase or redemption transaction, plus $5.00 for each outgoing wire of Federal funds, provided that the minimum annual fee payable to PFPC shall be $5,000.

ADMINISTRATOR

          Effective April 1,1999, BCS a wholly owned subsidiary of BCS Financial Corporation, 676 North St. Clair, Suite 1600, Chicago, Illinois 60611, was appointed as the Fund's administrator, replacing Health Plans Capital Services Corp (CSC). As the Fund's administrator, BCS acts generally in a supervisory capacity with respect to the Fund's overall operations and participation certificate holder relations. BCS's administrative services include maintaining the Fund's Chicago, Illinois office; maintaining financial and accounting records other than those maintained by the Investment Advisor or its agents; supervising the performance of administrative and professional services to the Fund by others; monitoring, and notifying the Fund of, the eligibility of the Fund's present and prospective investors and certain requirements of various state insurance laws and regulations; receiving and processing applications from present and prospective investors in the Fund; and accumulating information for and coordinating (but not paying for) the preparation of reports to the Fund's participation certificate holders and the SEC.


         For its administrative services, BCS is entitled to receive a fee from the Fund calculated daily and paid monthly at an annual rate not to exceed .05% of the average daily net assets. For the years ended December 31, 2000, 2001 and 2002, BCS was paid $50,353, $13,099 and $14,008 respectively, net of $81,846,
$53,227 and $36,062 waived fees as administrator for the Government/REPO Portfolio. For the same periods, BCS was paid fees of $173,828, $309,491 and $331,095, net of $689, $16,259 and $20,367 waived fees as administrator for the Money Market Portfolio.


EXPENSES


         The Fund's ordinary operating expenses generally consist of fees for legal, accounting and other professional services, rating agency fees, fees of BlackRock, PFPC Trust Company, PFPC and BCS, costs of Federal and state registrations and related distributions to participation certificate holders, certain insurance premiums as well as the costs associated with maintaining corporate existence. Other costs include taxes, brokerage fees, interest and extraordinary expenses. For the year ended December 31, 2002, expense ratios were .10% for the Government/REPO Portfolio, and .22% for the Money Market Portfolio. Without the waiver of a portion of the advisory, administrator and service agent fees, the ratio of expenses to average daily net assets would have been .30% for the Government/REPO Portfolio, and .24% for the Money Market Portfolio.

                     ADDITIONAL INFORMATION CONCERNING TAXES

         The following summarizes certain additional tax considerations generally affecting the Portfolio and holders of participation certificates that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Portfolio or holders of participation certificates or possible legislative changes, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         As stated in the Prospectus, the Portfolios met the requirements for being a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") in the last year and intend to qualify in future years. In order to so qualify for a taxable year, a Portfolio must distribute at least 90% of its gross income for the year, derive at least 90% of its gross income for the year from certain qualifying sources and comply with certain diversification requirements. A 4% nondeductible excise tax is imposed on regulated investment companies that fail currently to distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

         If for any taxable year a Portfolio does not qualify for tax treatment as a regulated investment company, all of that Portfolio's taxable income will be subject to tax at regular corporate rates without any deduction for distributions to holders of participation certificates of the Portfolio. In such event, dividend distributions to holders of participation certificates of the Portfolio would be taxable as ordinary income to the extent of that Portfolio's earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

         Each Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds paid to a participation certificate holder who has failed to provide a correct tax identification number in the manner required, is subject to withholding by the Internal Revenue Service for failure properly to include on his return payments of taxable interest or dividends, or has failed to certify to the Fund that he is not subject to backup withholding when required to do so or that it is an "exempt recipient."

         Although each Portfolio expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income tax, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Portfolio may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Portfolios and holders of participation certificates under such laws may differ from the treatment under federal income tax laws. Holders of participation certificates are advised to consult their tax advisors concerning the application of state and local taxes.

         Although each Portfolio does not expect to realize long-term capital gains, any net realized long-term capital gains will be distributed at least annually. A Portfolio will generally have no tax liability with respect to such gains, and the distributions will be taxable to holders of participation certificates of a Portfolio as long-term capital gains (20% or 28%, as applicable), regardless of how long a holder has held a Portfolio's participation certificates. Such distributions will be designated as a capital gain dividend in a written notice mailed by a Portfolio to holders of its participation certificates not later than 60 days after the close of the Portfolio's taxable year.

         Similarly, although each Portfolio does not expect to earn any investment company taxable income, taxable income earned by a Portfolio will be distributed to holders of its participation certificates. In general, a Portfolio's investment company taxable income will be its taxable income (for example, any short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Each Portfolio will be taxed on any undistributed investment company taxable income of that Portfolio. To the extent such income is distributed by a Portfolio (whether in cash or additional shares), it will be taxable to holders of participation certificates of such Portfolio as ordinary income.

         The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action.

                                    DIVIDENDS

         Net income of each Portfolio for dividend purposes will consist of (i) interest accrued and dividends earned (including both original issue and market discount) less amortization of any premium, (ii) plus or minus all realized short-term gains and losses, if any, attributable to such Portfolio including such Portfolio's pro rata share of the fees payable to, and the general expenses (for example, legal, accounting and Trustee's fees) of, the Fund, prorated on the basis of relative net asset value of the Fund's other Portfolios applicable to that period.

                             PERFORMANCE INFORMATION

DETERMINATION OF YIELD


         From time to time, the Fund may quote the Government/REPO Portfolio and the Money Market Portfolio "yield" and "effective yield" in communications to participation certificate holders that are deemed to be advertising. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Government/REPO Portfolio and the Money Market Portfolio refers to the income generated by an investment in the Portfolios over a seven-day period as identified in the communication. This income is then annualized. This means that the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by the investment is assumed to be reinvested weekly. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. For the seven-day period ending December 31, 2002, the Money Market Portfolio average yield was 1.41% and the effective yield was 1.42%. For the same period the Government/REPO Portfolio average yield was 1.18% and the effective yield was 1.19%.



         The yield of the Government/REPO Portfolio, was positively affected by fee waivers. (See "Investment Advisors and Service Agent" and "Administrator" under "Management of the Fund".)

                        ADDITIONAL DESCRIPTION CONCERNING
                      VOTING OF PARTICIPATION CERTIFICATES

         The Fund's Amended and Restated Articles of Incorporation provide that on any matter submitted to a vote of participation certificate holders, all participation certificates, irrespective of class, shall be voted in the aggregate and not by class except that (i) as to a matter with respect to which a separate vote of any class is required by the Investment Company Act or the General Corporation Law of the State of Maryland, such requirements as to a separate vote by that class shall apply in lieu of the aggregate voting as described above, and (ii) as to a matter which does not affect the interest of a particular class, only participation certificate holders of the affected class shall be entitled to vote thereon.

         Rule 18f-2 under the Investment Company Act provides that any matter required to be submitted by the provisions of such Investment Company Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a "majority" of the outstanding participation certificates (as defined herein under "Miscellaneous") of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are identical or that the matter does not affect any interest of such class. However, Rule 18f-2 exempts the selection of independent public accountants and the election of trustees from the separate voting requirements of Rule 18f-2.

         The chart below sets forth those participation certificate holders each of which owned of record or beneficially 5% or more of the outstanding participation certificates of a Portfolio as of March 31, 2003.




                  Participation                       Percent of        Percent of
                  Certificate                         Participation     Participation
                     Holder                           Certificates      Certificates
                     ------                           Owned of          Owned of
                                                      Government/Repo   Money Market
                                                      Portfolio         Portfolio
                                                      ---------         ---------


Blue Cross Blue Shield of Alabama
450 Riverchase Parkway East
Birmingham, AL 35244                                                    5.92%

Blue Shield of California
50 Beale Street
San Francisco, CA 94104
Rochester, NY 14647                                                     14.33%

Blue Cross Blue Shield Association
225 North Michigan Avenue
Chicago, Illinois 60601                                                 17.86%

Excellus, Inc.
165 Court St.
Rochester, NY 14647                                                     22.03%

Capital Blue Cross
2500 Elmerton Avenue
Harrisburg, PA                                        85.10%

Highmark, Inc.
120 Fifth Avenue
Pittsburgh, PA 15222                                                    6.46%

Blue Cross and Blue Shield of South Carolina
I-20 East at Alpine Road
Columbia, SC 29219                                    8.17%             14.00%

                              INDEPENDENT AUDITORS


         Ernst & Young LLP, with offices at 233 South Wacker Drive, Chicago, Illinois 60606 has been selected as the independent accountants of the Fund for the year ended December 31, 2003.


                                     COUNSEL

         Seyfarth Shaw, 55 East Monroe Street, Chicago, Illinois 60603, will pass upon the legality of the participation certificates offered hereby.

                                  MISCELLANEOUS

         As used in the Prospectus and in this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from participation certificate holders, means the vote of the holders of more than 50% of the Fund's outstanding participation certificates of each class affected by the matter with respect to which the vote is being taken.

         The Fund has chosen a calendar fiscal year.

         Purchase orders for participation certificates of each of the Portfolios are accepted by the Fund's Transfer Agent, which is located in Wilmington, Delaware.

                              FINANCIAL STATEMENTS



The audited financial statements and notes thereto for the Fund contained in the Fund's Annual Report dated December 31, 2002, are incorporated by reference into this Statement of Additional Information. The financial statements and notes thereto for the Fund contained in the Fund's Annual Report for the year ended December 31, 2001, and 2002 have been audited by Ernst & Young LLP, independent auditors, whose report thereon also appears in such Annual Report and is also incorporated by reference herein. The information for the years ended December 31, 2000, 1999, and 1998 has been audited by PricewaterhouseCoopers LLP.

                                    APPENDIX

                DESCRIPTION OF BOND AND COMMERCIAL PAPER RATINGS

         The Fund may invest in securities which at time of purchase have ratings not lower than the following:

TYPE OF
SECURITY         RATING AGENCY                   RATING           SUMMARY OF RATING
--------         -------------                   ------           -----------------

Bond             Moody's Investors              A-3               Bonds which are rated "A"
                 Service, Inc. ("Moody's")                        possess many favorable investment
                                                                  attributes and are to be considered
                                                                  as upper medium grade obligations.
                                                                  Factors giving security to
                                                                  principal and interest are
                                                                  considered adequate but elements
                                                                  may be present which suggest a
                                                                  susceptibility to impairment
                                                                  sometime in the future. The
                                                                  modifier "3" indicates a ranking in
                                                                  the lower end of that generic
                                                                  rating category.

Bond             Moody's                        Aa or AA          Bonds which are rated "Aa" are
                                                                  judged to be of high quality by all
                                                                  standards. Together with the
                                                                  "Aaa" group they comprise what
                                                                  are generally known as high grade
                                                                  bonds. They are rated lower than
                                                                  the best bonds because margins of
                                                                  protection may not be as large as
                                                                  in "Aaa" securities or fluctuation
                                                                  of protective elements may be of
                                                                  greater amplitude or there may be
                                                                  other elements present which
                                                                  make the long term risk appear
                                                                  somewhat larger then in the "Aaa"
                                                                  securities.

Bond             Standard & Poor's              A-                An obligation rated A is somewhat
                 Corporation ("S & P")                            more susceptible to the adverse
                                                                  effects of changes in circumstances
                                                                  and economic conditions than
                                                                  obligations in higher-rated
                                                                  categories. However, the obligor's
                                                                  capacity to meet its financial
                                                                  commitment on the obligation is
                                                                  still strong. The "minus" shows a
                                                                  relative lower standing within the
                                                                  major "A" category.

Bond             Standard & Poor's              AA-               An obligation rated AA is differs
                 Corporation ("S & P")                            from the highest-rated obligations
                                                                  only in small degree. The obligor's capacity
                                                                  to   meet financial commitment on the
                                                                  obligation is very strong

TYPE OF
SECURITY         RATING AGENCY                   RATING           SUMMARY OF RATING
--------         -------------                   ------           -----------------

Commercial       Moody's                        Prime-1           Issuers rated Prime-1 (or
Paper                                                             supporting institutions) have a
                                                                  superior ability for repayment of
                                                                  senior short-term debt obligations.
                                                                  Prime-1 repayment ability will
                                                                  often be evidenced by many of the
                                                                  following characteristics: leading
                                                                  market positions in
                                                                  well-established industries, high
                                                                  rates of return on funds employed,
                                                                  conservative capitalization
                                                                  structure with moderate reliance on
                                                                  debt and ample asset protection,
                                                                  broad margins in earnings coverage
                                                                  of fixed financial charges and high
                                                                  internal cash generation and well
                                                                  established access to a range of
                                                                  financial markets and assured
                                                                  sources of alternate liquidity.

Commercial       S & P                          A-1               A short-term obligation rated A-1
Paper                                                             Paper is rated in the highest category by
                                                                  Standard & Poor's. The obligor's capacity
                                                                  to meet its financial commitment on the
                                                                  obligation is strong.


                                                                               3